Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012 1% senior convertible notes	Jul. 02, 2011 1% senior convertible notes	Jul. 03, 2010 1% senior convertible notes	Jun. 05, 2006 1% senior convertible notes	Sep. 30, 2012 1% senior convertible notes Estimate	Aug. 31, 2012 Subsequent event Gen Comm Co., Ltd ("GenComm")	Aug. 17, 2012 Subsequent event Gen Comm Co., Ltd ("GenComm")	Jul. 31, 2012 Subsequent event 1% senior convertible notes	Jul. 02, 2012 Subsequent event 1% senior convertible notes
Subsequent Events
Principal amount of debt repurchased			$ 14.0							$ 50.0
Interest rate on Senior convertible notes (as a percent)			1.00%	1.00%	1.00%	1.00%					1.00%
Cash paid for repurchase of debt	13.2	0.2	13.9							49.8
Loss on extinguishment of debt	0.7		0.7				2.1
Total purchase price									15.0
First holdback payment									3.5
Minimum holdback period one								18 months
Second holdback payment									$ 0.5
Minimum holdback period two								60 months